Document and Entity Information	0 Months Ended
Dec. 29, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 29, 2014
Registrant Name	STONE RIDGE TRUST
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Dec. 29, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Feb. 28, 2014
Stone Ridge U.S. Variance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	VRLIX
Stone Ridge U.S. Variance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	VRLMX